Balance Sheet Details (Details) - Schedule of property and equipment, net - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of property and equipment, net [Abstract]
Lab equipment	$ 131,963	$ 131,963
Total property and equipment, gross	131,963	131,963
Accumulated depreciation	(23,044)	(16,782)
Total property and equipment, net	$ 108,919	$ 115,181